Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Analysis of Accounts Receivable by Component (Parenthetical) (Detail) - PIS and COFINS [member]
$ in Thousands
12 Months Ended
Dec. 31, 2018 MXN ($)
Disclosure of accounts receivable [line items]
Tax on the Circulation of Goods and the Provision	$ 12,295,869
Amount of interest income	$ 6,127,656